Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	May 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Income Tax Disclosure [Abstract]
Future tax benefit arising from net operating loss carryovers	$ 133,150	$ 86,780	$ 55,410
Less valuation allowance	(133,150)	(86,780)	(55,410)
Net deferred